                                   SUPPLEMENT
                             DATED AUGUST 12, 2005
                                     TO THE
                  HARTFORD HLS FUNDS CLASS IA SHARES PROSPECTUS
                                DATED MAY 1, 2005
          (INVESTMENT OPTIONS WITHIN THE FOLLOWING VARIABLE ANNUITIES:)


HARTFORD INDEX HLS FUND
-----------------------

Effective August 5, 2005

Scott Pike no longer serves as Assistant Portfolio Manager of the Hartford Index HLS Fund. In the prospectus on page 30 under "Portfolio Managers" the disclosure referring to Mr. Pike is deleted. Edward C. Caputo remains the Portfolio Manager of the fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED AUGUST 12, 2005
                                     TO THE
                  HARTFORD HLS FUNDS CLASS IA SHARES PROSPECTUS
                                DATED MAY 1, 2005

HARTFORD INDEX HLS FUND
-----------------------

Effective August 5, 2005

Scott Pike no longer serves as Assistant Portfolio Manager of the Hartford Index HLS Fund. In the prospectus on page 55 under "Portfolio Managers" the disclosure referring to Mr. Pike is deleted. Edward C. Caputo remains the Portfolio Manager of the fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED AUGUST 12, 2005
                                     TO THE
                  HARTFORD HLS FUNDS CLASS IB SHARES PROSPECTUS
                                DATED MAY 1, 2005

HARTFORD INDEX HLS FUND
-----------------------

Effective August 5, 2005

Scott Pike no longer serves as Assistant Portfolio Manager of the Hartford Index HLS Fund. In the prospectus on page 55 under "Portfolio Managers" the disclosure referring to Mr. Pike is deleted. Edward C. Caputo remains the Portfolio Manager of the fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED AUGUST 12, 2005
                                     TO THE
                  HARTFORD HLS FUNDS CLASS IA SHARES PROSPECTUS
                                DATED MAY 1, 2005



HARTFORD INDEX HLS FUND
-----------------------

Effective August 5, 2005

Scott Pike no longer serves as Assistant Portfolio Manager of the Hartford Index HLS Fund. In the prospectus on page 5 under "Portfolio Managers" the disclosure referring to Mr. Pike is deleted. Edward C. Caputo remains the Portfolio Manager of the fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED AUGUST 12, 2005
                                     TO THE
                COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR
        HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
                          CLASS IA AND CLASS IB SHARES
                                DATED MAY 1, 2005

--------------------------------------------------------------------------------


     Effective August 5, 2005, Scott Pike no longer serves as the Assistant Portfolio Manager of the Hartford Index HLS Fund. Accordingly, on page 46 of the SAI under "Portfolio Managers - Other Accounts Sub-advised by Hartford Investment Management," the disclosure referring to Mr. Pike is deleted. Edward C. Caputo remains the Portfolio Manager of the fund.

     In addition, on page 48 of the SAI under "Equity Securities Beneficially Owned by Portfolio Managers of Hartford Investment Management," the disclosure referring to Mr. Pike is deleted. Edward C. Caputo remains the Portfolio Manager of the fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED AUGUST 12, 2005
                                     TO THE
                  HARTFORD HLS FUNDS CLASS IA SHARES PROSPECTUS
                                DATED MAY 1, 2005



HARTFORD INDEX HLS FUND
-----------------------

Effective August 5, 2005

Scott Pike no longer serves as Assistant Portfolio Manager of the Hartford Index HLS Fund. In the prospectus on page 36 under "Portfolio Managers" the disclosure referring to Mr. Pike is deleted. Edward C. Caputo remains the Portfolio Manager of the fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.